Federated International Leaders Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER FGFAX)
CLASS B SHARES (TICKER FGFBX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
“Effective on August 8, 2013, the Fund will offer Class R6 Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Class R6 Shares.”
August 5, 2013
Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451837 (8/13)